UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                         Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999
                                               --------------------

Check here if Amendment [  ]; Amendment Number:
                                                -------

This Amendment (Check only one.):  [  ]  is a restatement.
                                   [  ]  adds new holding
                                         entries.

Institutional Investment Manager Filing this Report:

Name:        Advance Capital Management, Inc.
Address:     One Towne Square, Suite 444
             Southfield, MI  48076-3704

Form 13F File Number:   28-6474
                       -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert J. Cappelli
Title:    Vice-President
Phone:    (248) 350-8543

Signature, Place, and Date of Signing:

/s/ Robert J. Cappelli           Southfield, MI  48076-3704    02/15/00
-------------------------        ---------------------------   ---------
[Signature]                      [City, State]                 [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holding of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number         Name
     28-115                       TROWE Price
     ----------------------       ------------------
     [Repeat as necessary.]

                  Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                       -----------------
Form 13F Information Table Entry Total:         89
                                       -----------------
Form 13F Information Table Value Total:   $ 53,927
                                       -----------------
                                       (thousands)

List of Other Included Managers:

None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.         Form 13F File Number       Name

       --------      ----------------------     ----------------------
[Repeat as necessary.]

                      SUMMARY TABLE
                      Dec. 31, 1999

        NAME OF ISSUER              TITLE        CUSIP       VALUE IN   SHARES/         PUT/  INVESTMT      VOTING AUTHORITY
                                    OF CLASS                 $1.000'S   PRN AMT SH/PRN  CALL  DSCRETN MANAGERS SOLE       SHARED
AA      ALUMINUM CO OF AMERICA      COM          013817101         33       400 SH            SOLE                400
ABT     ABBOTT LABORATORIES         COM          002824100        305     8,400 SH            SOLE              8,400
AET     AETNA                       COM          008117103          8       142 SH            SOLE                142
AFS     ASSOCIATES FIRST CAPITAL    COM          046008108         39     1,412 SH            SOLE              1,412
AHP     AMERICAN HOME PRODUCTS      COM          026609107        573    14,600 SH            SOLE             14,600
AIG     AMERICAN INTERNATIONAL GROUPCOM          026874107      1,108    10,247 SH            SOLE             10,247
AMAT    APPLIED MATERIALS           COM          038222105        285     2,250 SH            SOLE              2,250
AMGN    AMGEN                       COM          031162100        829    13,800 SH            SOLE             13,800
AOL     AMERICA ON-LINE             COM          02364J104      1,123    14,800 SH            SOLE             14,800
ARC     ATLANTIC RICHFIELD          COM          048825103         35       400 SH            SOLE                400
BA      BOEING                      COM          097023105         75     1,800 SH            SOLE              1,800
BAC     BANKAMERICA                 COM          06605F102        818    16,300 SH            SOLE             16,300
BEL     BELL ATLANTIC               COM          077853109        646    10,500 SH            SOLE             10,500
BK      BANK OF NEW YORK            COM          064057102         40     1,000 SH            SOLE              1,000
BLS     BELLSOUTH                   COM          079860102        585    12,500 SH            SOLE             12,500
BMY     BRISTOL-MYERS SQUIBB        COM          110122108      1,040    16,200 SH            SOLE             16,200
BPA     BP AMOCO PLC                COM          055622104         94     1,588 SH            SOLE              1,588
BRKB    BERKSHIRE HATHAWAY          COM          113809107         15         8 SH            SOLE                  8
BUD     ANHEUSER BUSCH              COM          035229103         28       400 SH            SOLE                400
C       CITIGROUP                   COM          172967101      1,376    24,717 SH            SOLE             24,717
CAG     CONAGRA INC                 COM          205887102         14       600 SH            SOLE                600
CAH     CARDINAL HEALTHCARE         COM          14149Y108         47       977 SH            SOLE                977
CAT     CATERPILLAR                 COM          149123101         24       500 SH            SOLE                500
CD      CENDANT                     COM          151313103         27     1,000 SH            SOLE              1,000
CHIR    CHIRON                      COM          170040109         46     1,084 SH            SOLE              1,084
CMCSK   COMCAST                     COM          200300200        313     6,200 SH            SOLE              6,200
CNC     CONSECO                     COM          208464107          6       367 SH            SOLE                367
COST    COSTCO COMPANIES            COM          22160Q102         37       400 SH            SOLE                400
CPQ     COMPAQ COMPUTER             COM          204493100        287    10,600 SH            SOLE             10,600
CPWR    COMPUWARE                   COM          205638109        119     3,200 SH            SOLE              3,200
CSCO    CISCO SYSTEMS               COM          17275R102      3,036    28,340 SH            SOLE             28,340
DCX     DAIMLER CHRYSLER            COM          007100000         19       249 SH            SOLE                249
DD      DU PONT (E.I.) DE NEMOURS   COM          263534109        448     6,800 SH            SOLE              6,800
DELL    DELL COMPUTER               COM          247025109      1,097    21,500 SH            SOLE             21,500
DIS     DISNEY (WALT) CO.           COM          254687106        376    12,850 SH            SOLE             12,850
DOW     DOW CHEMICAL                COM          260543103         53       400 SH            SOLE                400
DPH     DELPHI AUTOMOTIVE           COM          247126105          6       402 SH            SOLE                402
DUK     DUKE POWER                  COM          264399106         42       847 SH            SOLE                847
ERICY   ERICSSON                    COM          294821400      1,025    15,600 SH            SOLE             15,600
F       FORD MOTOR COMPANY          COM          345370100        528     9,900 SH            SOLE              9,900
FNM     FEDERAL NATIONAL MTGE ASSOC.COM          313586109        381     6,100 SH            SOLE              6,100
GBLX    GLOBAL CROSSING             COM          3921A1009        140     2,800 SH            SOLE              2,800
GCI     GANNETT                     COM          364730101         33       400 SH            SOLE                400
GE      GENERAL ELECTRIC            COM          369604103      3,250    21,000 SH            SOLE             21,000
GLK     GREAT LAKES CHEMICAL        COM          390568103          4       100 SH            SOLE                100
GM      GENERAL MOTORS              COM          370442105         42       581 SH            SOLE                581
GTE     G T E                       COM          362320103        395     5,600 SH            SOLE              5,600
HD      HOME DEPOT                  COM          437076102      1,141    16,600 SH            SOLE             16,600
HWP     HEWLETT-PACKARD             COM          428236103        756     6,650 SH            SOLE              6,650
IBM     INTL BUS MACHINES           COM          459200101      1,402    13,000 SH            SOLE             13,000
INTC    INTEL                       COM          458140100      2,535    30,800 SH            SOLE             30,800
IP      INT'L PAPER                 COM          460146103         17       300 SH            SOLE                300
JDSU    JDS UNIPHASE                COM          466125101        194     1,200 SH            SOLE              1,200
JNJ     JOHNSON & JOHNSON           COM          478160104        951    10,200 SH            SOLE             10,200
JPM     J. P. MORGAN                COM          616880100         28       225 SH            SOLE                225
JWN     NORDSTROMS                  COM          655664100         33     1,260 SH            SOLE              1,260
KO      COCA-COLA COMPANY           COM          191216100        868    14,900 SH            SOLE             14,900
LLY     LILLY (ELI) & CO.           COM          532457108        492     7,400 SH            SOLE              7,400
LU      LUCENT TECHNOLOGIES         COM          549463107      1,590    21,200 SH            SOLE             21,200
MCD     MCDONALDS                   COM          580135101        476    11,800 SH            SOLE             11,800
MDT     MEDTRONIC                   COM          585055106        255     7,000 SH            SOLE              7,000
MMM     MINNESOTA MNG & MFG         COM          604059105         39       400 SH            SOLE                400
MOT     MOTOROLA                    COM          620076109        839     5,700 SH            SOLE              5,700
MRK     MERCK                       COM          589331107      1,236    18,400 SH            SOLE             18,400
MSFT    MICROSOFT                   COM          594918104      5,230    44,800 SH            SOLE             44,800
MSX     MASCOTECH                   COM          574670105          9       700 SH            SOLE                700
ONE     BANK ONE                    COM          06423A103         34     1,053 SH            SOLE              1,053
ORCL    ORACLE SYSTEMS              COM          68389X105        689     6,150 SH            SOLE              6,150
PFE     PFIZER                      COM          717081103      1,083    33,400 SH            SOLE             33,400
PG      PROCTOR & GAMBLE            COM          742718109      1,019     9,300 SH            SOLE              9,300
QWST    QWEST COMMUNICATIONS        COM          749121109        318     7,400 SH            SOLE              7,400
RD      ROYAL DUTCH PETROLEUM - ADR COM          780257804        927    15,300 SH            SOLE             15,300
S       SEARS ROEBUCK & CO          COM          812387108         14       450 SH            SOLE                450
SBC     SBC COMMUNICATIONS          COM          78387G103      1,060    21,749 SH            SOLE             21,749
SEBL    SEIBEL SYSTEMS              COM          826170102        101     1,200 SH            SOLE              1,200
SGP     SCHERING-PLOUGH             COM          806605101        420     9,900 SH            SOLE              9,900
STT     STATE STREET BOSTON         COM          857477103         64       880 SH            SOLE                880
SUNW    SUN MICROSYSTEMS            COM          866810104        914    11,800 SH            SOLE             11,800
T       AMERICAN TEL & TEL          COM          001957109      1,027    20,210 SH            SOLE             20,210
TLAB    TELLABS                     COM          879664100        263     4,100 SH            SOLE              4,100
TWX     TIME WARNER                 COM          887315109        651     9,000 SH            SOLE              9,000
VOD     VODAFONE                    COM          92857T107         43       875 SH            SOLE                875
VRTS    VERITAS SOFTWARE            COM          923436109        122       850 SH            SOLE                850
WCOM    MCI WORLDCOM                COM          55268B106        960    18,084 SH            SOLE             18,084
WEC     WISCONSIN ENERGY CORP       COM          976657106          5       247 SH            SOLE                247
WFC     WELLS FARGO                 COM          949746101        477    11,800 SH            SOLE             11,800
WLA     WARNER-LAMBERT COMPANY      COM          934488107        467     5,700 SH            SOLE              5,700
WMT     WAL-MART STORES             COM          931142103      2,150    31,100 SH            SOLE             31,100
XOM     EXXON                       COM          30231G102      2,178    27,037 SH            SOLE             27,037

        TOTAL                                                  53,927

        * PLEASE NOTE THAT T. ROWE PRICE ASSOCIATES IS THE SUB-ADVISOR FOR THE STOCKS IN THE ADVANCE CAPITAL I BALANCED FUND AND EQUITY GROWTH FUND. THEY HAVE FILED THESE SECURITIES ON OUR BEHALF ON THEIR
          FORM 13F REPORT.